Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Summary of collaboration revenues by destination

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
United States of America	€1,081,144	€266,588	€665,174
Europe	31,104	46,577	118,354
Total net revenues	€1,112,248	€313,165	€783,528

minus:
United States of America	€—	€25,802	€425,466
Europe	—	11,714	118,338
Total net revenues from discontinued operations	€—	€37,516	€543,804

United States of America	€1,081,144	€240,786	€239,708
Europe	31,104	34,863	16
Total net revenues from continuing operations	€1,112,248	€275,649	€239,724

Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location

	December 31,
	2025	2024	2023

	(Euro, in thousands)
Belgium	€3,887	€95,686	€56,209
France	—	5	1,438
The Netherlands	75,890	239,454	251,230
Switzerland	—	92	3,247
United States of America	1,734	22,533	11,660
Total non-current assets	€81,511	€357,770	€323,784